Contract Assets (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD

Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	707,969	5,494,391
Retainage included in contract assets due to being conditional on something other than solely passage of time	1,284,159	2,096,843
Less: allowance for credit loss	(301,010)	(650,759)
Contract assets, net	1,691,118	6,940,475

Contract assets, current	1,691,118	5,304,061
Contract assets, non-current	-	1,636,414

Schedule of Movement of Revenue Recognized in Excess of Amounts Payable

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	5,494,391	5,960,812
Increase as a result of total work completed during the year	11,018,290	33,851,041
Decrease as a result of total amount billed out	(15,804,712)	(34,317,462)
Balance at end of the year	707,969	5,494,391

Schedule of Movement of Retainage Before Net of Allowance for Credit Loss

The movement of retainage before net of allowance for credit loss is as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	2,096,843	977,931
Increase as a result of changes in progress of ongoing projects	191,944	1,145,165
Reclassified to accounts receivable as payment becomes unconditional	(1,004,628)	(26,253)
Balance at end of the year	1,284,159	2,096,843

Schedule of Movement of Allowance for Loss Account

The movement of allowance for loss accounts are as follows:

	As of March 31,
	2026	2025
	USD	USD

Balance at beginning of the year	650,759	99,646
(Reversal) addition during the year	(349,749)	551,113
Balance at end of the year	301,010	650,759